Provisions - Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Allowance for guarantees and acceptances [Abstract]
Outstanding guarantees and acceptances	₩ 18,642,539	₩ 15,315,381
Contingent guarantees and acceptances	4,917,473	5,068,782
ABS and ABCP purchase commitments	2,649,382	2,123,665
Endorsed bill	12,574	1,367
Total Guarantees and acceptances	26,221,968	22,509,195
Allowance for loss on guarantees and acceptances	₩ 111,307	₩ 104,451
Ratio	0.42%	0.46%